Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 274,663	$ 237,986	$ 228,655
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		153,091	144,420	137,146
Write-off impairment		0	7,932	3,692
Stock-based compensation		5,312	4,086	3,994
Amortization of Series A, B, C and D related issuance costs, net		399	(46)	(93)
Deferred income taxes and reserve, net		39,095	(5,345)	(15,059)
Gain on sale of property, plant and equipment		(14,457)	(34,926)	(34,154)
Gain on sale of investments, remeasurement of investments held under fair value method		(15,153)	(23,572)	(7,928)
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received(*)	[1]	7,724	(7,853)	8,526
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses		(430,296)	(508,057)	(267,924)
Increase in inventories, net		(336,221)	(69,762)	(55,841)
Increase in trade payables, other payables and accrued expenses		105,201	143,847	115,621
Severance, pension and termination indemnities, net		9,834	31,394	4,629
Increase (decrease) in contract liabilities		617,740	358,730	(174,582)
Net cash provided by (used in) operating activities		416,932	278,834	(53,318)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets		(188,624)	(132,210)	(137,604)
Acquisitions of subsidiaries and business operations, net of cash consumed (Schedule A)		(385,011)	218	(357,144)
Investments in affiliated companies and other companies, net		(1,828)	(8,212)	(8,567)
Proceeds from premises evacuation grants receivable		0	0	344,913
Deferred payment on acquisition		(60,560)	0	0
Proceeds from sale of property, plant and equipment		25,745	71,933	36,671
Proceeds from sale of investments		16,177	44,200	0
Proceeds from sale of (investment in) long-term deposits, net		481	221	(38)
Investment in short-term deposits		(435)	(683)	(2,314)
Proceeds from sale of short-term deposits		6,334	1,666	17,294
Net cash used in investing activities		(587,721)	(22,867)	(106,789)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Sale of Treasury Stock		0	0	184,840
Repayments of Long-term Debt, Excluding Repayments of Convertible Debt		20	0	0
Repayments of Long-term Debt		(536,062)	(370,367)	(243,324)
Proceeds from Issuance of Long-term Debt		476,273	201,551	350,000
Proceeds from Notes Payable		575,249	0	0
Repayments of Notes Payable		0	(55,532)	(55,532)
Payments of Dividends		(79,175)	(78,194)	(62,578)
Proceeds from (Repayments of) Lines of Credit		(285,317)	104,309	(718)
Net cash provided by (used in) financing activities		150,988	(198,233)	172,688
Net increase (decrease) in cash and cash equivalents		(19,801)	57,734	12,581
Cash and cash equivalents at the beginning of the year		278,794	221,060	208,479
Cash and cash equivalents at the end of the year		258,993	278,794	221,060
Supplemental Cash Flow Information [Abstract]
Dividends received from affiliated companies and partnerships		$ 30,323	$ 9,151	$ 10,300

[1]	Dividends received from affiliated companies and partnerships